Net Interest Income - Components of Interest Revenue and Interest Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Interest-bearing deposits with banks	$ 387	$ 180	$ 126
U.S. Treasury and federal agencies	1,178	854	821
State and political subdivisions	143	226	224
Other investments	560	658	756
Securities purchased under resale agreements	335	264	146
Loans and leases	687	504	378
Other interest-earning assets	372	222	61
Total interest income	3,662	2,908	2,512
Interest-bearing deposits	363	163	85
Securities sold under repurchase agreements	13	2	1
Other short-term borrowings	17	10	7
Long-term debt	389	308	260
Other interest-bearing liabilities	209	121	75
Total interest expense	991	604	428
Net interest income	$ 2,671	$ 2,304	$ 2,084